UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-02021

Deutsche Securities Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2014

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2014

Semiannual Report

to Shareholders

Deutsche Global Real Estate Securities Fund

(formerly DWS RREEF Global Real Estate Securities Fund)

Contents
3 Letter to Shareholders
4 Performance Summary
6 Portfolio Management Team
7 Portfolio Summary
9 Investment Portfolio
15 Statement of Assets and Liabilities
17 Statement of Operations
18 Statement of Changes in Net Assets
19 Financial Highlights
23 Notes to Financial Statements
34 Information About Your Fund's Expenses
36 Advisory Agreement Board Considerations and Fee Evaluation
41 Account Management Resources
43 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:

Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary June 30, 2014 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 6/30/14
Unadjusted for Sales Charge	11.46%	12.99%	15.35%	3.15%
Adjusted for the Maximum Sales Charge (max 5.75% load)	5.05%	6.50%	13.99%	2.39%
MSCI World Index†	6.18%	24.05%	14.99%	5.75%
FTSE EPRA/NAREIT Developed Index††	12.21%	14.38%	17.41%	4.66%
Class C	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 6/30/14
Unadjusted for Sales Charge	11.01%	12.18%	14.44%	2.30%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	10.01%	12.18%	14.44%	2.30%
MSCI World Index†	6.18%	24.05%	14.99%	5.75%
FTSE EPRA/NAREIT Developed Index††	12.21%	14.38%	17.41%	4.66%
Class S	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 6/30/14
No Sales Charges	11.57%	13.21%	15.60%	3.39%
MSCI World Index†	6.18%	24.05%	14.99%	5.75%
FTSE EPRA/NAREIT Developed Index††	12.21%	14.38%	17.41%	4.66%
Institutional Class	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 6/30/14
No Sales Charges	11.60%	13.41%	15.75%	3.51%
MSCI World Index†	6.18%	24.05%	14.99%	5.75%
FTSE EPRA/NAREIT Developed Index††	12.21%	14.38%	17.41%	4.66%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2014 are 1.55%, 2.34%, 1.36% and 1.19% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended June 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on July 5, 2006. The performance shown for the index is for the time period of June 30, 2006 through June 30, 2014, which is based on the performance period of the life of the Fund.

† The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that tracks the performance of stocks in select developed markets around the world, including the U.S.

†† The FTSE EPRA/NAREIT Developed Index is an unmanaged, market-weighted index designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate. The index is designed to reflect the stock performance of companies engaged in specific aspects of major world real estate markets/regions. The index is calculated using closing market prices and translates into U.S. dollars using Reuters closing price.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class
Net Asset Value
6/30/14	$8.95	$8.97	$8.97	$8.95
12/31/13	$8.03	$8.08	$8.04	$8.02

Portfolio Management Team

John F. Robertson, CFA, Managing Director

Lead Portfolio Manager of the fund. Began managing the fund in 2006.

— Joined Deutsche Asset & Wealth Management in 1997; previously was an Assistant Vice President of Lincoln Investment Management responsible for REIT research.

— Head of Real Estate & Infrastructure Securities for Deutsche Asset & Wealth Management. Investment industry experience began in 1988.

— BA, Wabash College; MBA, Indiana University.

Daniel Ekins, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2006.

— Joined Deutsche Asset & Wealth Management in 1997.

— Investment industry experience began in 1984.

— BS, University of South Australia.

John Hammond, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2006.

— Joined Deutsche Asset & Wealth Management in 2004; previously was Director at Schroder Property Investment Management and Director at Henderson Global Investors.

— Investment industry experience began in 1990.

— BSc, University of Reading, UK.

John W. Vojticek, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2006.

— Joined Deutsche Asset & Wealth Management in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004; and previoiusly Managing Director of Deutsche Asset Management from 1996–March 2004.

— Chief Investment Officer of Real Estate & Infrastructure Securities for Deutsche Asset & Wealth Management. Investment industry experience began in 1996.

— BS, University of Southern California.

Joseph D. Fisher, CFA, Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 2004; previously served in the Real Estate Equity Investment Management Group at Principal Real Estate Investors.

— Investment industry experience began in 2003.

— BBA, The University of Iowa; MBA, Kellogg School of Management, Northwestern University.

David W. Zonavetch, CPA, Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 1998; previously worked as Senior Accountant in Corporate Finance; and as an Analyst at Cendant Mobility.

— Investment industry experience began in 1996.

— BS, University of Illinois at Urbana-Champaign.

Chris Robinson, Director

Portfolio Manager of the fund. Began managing the fund in 2012.

— Joined Deutsche Asset & Wealth Management in 2003; previously served as a real estate equities research analyst at ING Investment Management.

— Investment industry experience began in 1996.

— BS, The Australian Catholic University.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at June 30, 2014 (24.1% of Net Assets)	Country	Percent
1. Simon Property Group, Inc. Owner and operator of regional shopping malls	United States	4.6%
2. Mitsubishi Estate Co., Ltd. Owner and developer of residential and office properties	Japan	3.1%
3. Mitsui Fudosan Co., Ltd. Builds, sells, leases and manages real estate properties	Japan	2.6%
4. Boston Properties, Inc. Developer of commercial and industrial real estate	United States	2.2%
5. Equity Residential Operator of multifamily properties	United States	2.1%
6. HCP, Inc. A real estate investment trust	United States	2.0%
7. AvalonBay Communities, Inc. Self-managed, multi-family real estate investment trust	United States	2.0%
8. Health Care REIT, Inc. Owns and finances the development of nursing homes and retirement centers	United States	1.9%
9. General Growth Properties, Inc. Owns, operates, leases, acquires and expands enclosed regional shopping mall centers throughout the United States	United States	1.8%
10. Unibail-Rodamco SE Investor and developer of real estate investments	France	1.8%
Portfolio holdings and characteristics are subject to change.
For more complete details about the fund's investment portfolio, see page 9. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 41 for contact information.

Investment Portfolio as of June 30, 2014 (Unaudited)
	Shares	Value ($)

Common Stocks 98.9%
Australia 6.2%
Australand Property Group	297,176	1,244,186
BGP Holdings PLC*	11,394,023	0
Dexus Property Group	2,130,576	2,230,030
Federation Centres Ltd.	617,560	1,449,997
GDI Property Group	975,487	837,050
Goodman Group	1,091,721	5,198,661
GPT Group	1,220,835	4,420,554
Investa Office Fund	1,241,938	3,981,689
Mirvac Group	3,460,947	5,825,345
Scentre Group*	4,575,738	13,807,011
Stockland	2,179,686	7,974,696
Westfield Corp.	1,529,945	10,315,027
(Cost $51,974,650)		57,284,246
Canada 3.6%
Allied Properties Real Estate Investment Trust (a)	4,729	156,732
Allied Properties Real Estate Investment Trust (a) (b)	139,448	4,619,734
Boardwalk Real Estate Investment Trust (b)	77,368	4,731,770
Chartwell Retirement Residences (Units) (b)	621,783	6,316,600
First Capital Realty, Inc. (b)	228,823	3,992,957
H&R Real Estate Investment Trust (Units) (a)	30,112	655,547
H&R Real Estate Investment Trust (Units) (a)	221,230	4,801,731
RioCan Real Estate Investment Trust (b)	314,997	8,062,010
(Cost $33,439,960)		33,337,081
Channel Islands 0.5%
Camper & Nicholsons Marina Investments Ltd.*	1,550,000	245,372
LXB Retail Properties PLC*	1,866,289	3,992,458
(Cost $5,128,110)		4,237,830
Finland 0.4%
Citycon Oyj (b) (Cost $3,643,656)	955,000	3,504,587
France 3.1%
ICADE	52,533	5,632,389
Klepierre	97,000	4,942,975
Societe Fonciere Lyonnaise SA	28,000	1,487,608
Unibail-Rodamco SE	56,800	16,523,566
(Cost $21,856,217)		28,586,538
Germany 1.9%
Alstria Office REIT-AG*	211,200	2,797,106
Deutsche Annington Immobilien SE	132,000	3,884,267
Deutsche Wohnen AG (Bearer)	298,070	6,428,320
DIC Asset AG (b)	164,300	1,799,808
LEG Immobilien AG*	38,000	2,559,784
(Cost $15,333,569)		17,469,285
Hong Kong 7.0%
China Overseas Land & Investment Ltd.	392,000	950,867
Hang Lung Properties Ltd.	1,137,000	3,506,180
Henderson Land Development Co., Ltd.	1,007,600	5,902,281
Hongkong Land Holdings Ltd.	1,242,000	8,284,140
Hysan Development Co., Ltd.	451,000	2,118,136
Kerry Properties Ltd.	1,078,000	3,769,328
Link REIT	1,722,000	9,264,993
New World Development Co., Ltd.	6,324,732	7,197,582
Sun Hung Kai Properties Ltd.	1,044,000	14,332,370
Wharf Holdings Ltd.	1,297,000	9,371,387
(Cost $56,491,986)		64,697,264
Ireland 0.4%
Hibernia REIT PLC* (Cost $3,097,546)	2,198,797	3,311,895
Italy 0.3%
Beni Stabili SpA (b) (Cost $2,159,275)	2,660,000	2,440,367
Japan 13.3%
Global One Real Estate Investment Corp. (b)	526	1,549,365
GLP J-REIT	2,663	2,980,941
Japan Real Estate Investment Corp.	1,177	6,854,844
Japan Retail Fund Investment Corp.	2,454	5,518,200
Mitsubishi Estate Co., Ltd.	1,165,000	28,761,315
Mitsui Fudosan Co., Ltd.	695,000	23,435,368
Mori Trust Sogo REIT, Inc.	679	1,145,463
Nippon Accommodations Fund, Inc.	1,359	5,151,335
Nippon Building Fund, Inc.	1,089	6,363,832
Nomura Real Estate Master Fund, Inc.	4,659	5,693,541
Nomura Real Estate Office Fund, Inc.	1,475	6,966,956
NTT Urban Development Corp.	402,000	4,523,765
Premier Investment Corp.	1,263	5,024,323
Sumitomo Realty & Development Co., Ltd.	252,000	10,813,326
Tokyo Tatemono Co., Ltd.	775,000	7,168,205
Tokyu REIT, Inc. (b)	870	1,213,474
(Cost $95,168,678)		123,164,253
Luxembourg 0.5%
Gagfah SA* (Cost $4,780,121)	282,000	5,133,767
Netherlands 0.5%
Wereldhave NV (Cost $4,659,593)	53,000	4,927,701
Norway 0.5%
Norwegian Property ASA* (Cost $6,044,507)	3,575,000	4,400,377
Singapore 3.5%
Ascendas Real Estate Investment Trust	2,160,000	3,984,281
CapitaCommercial Trust	2,262,000	3,083,968
CapitaLand Ltd.	3,138,500	8,054,535
CapitaMall Trust	1,889,000	2,992,040
City Developments Ltd.	223,000	1,829,569
Global Logistic Properties Ltd.	3,175,000	6,875,050
Mapletree Industrial Trust	1,396,000	1,600,995
Suntec Real Estate Investment Trust	2,861,000	4,153,028
(Cost $29,082,402)		32,573,466
Spain 0.4%
Lar Espana Real Estate Socimi SA* (Cost $3,991,566)	289,181	3,761,768
Sweden 0.4%
Fabege AB (Cost $2,892,656)	278,000	3,933,952
Switzerland 0.6%
PSP Swiss Property AG (Registered)* (Cost $4,779,828)	54,550	5,136,361
United Kingdom 6.1%
British Land Co. PLC	1,075,000	12,924,277
Capital & Counties Properties PLC	874,900	4,876,718
Derwent London PLC	55,900	2,562,926
Great Portland Estates PLC	494,500	5,450,090
Hammerson PLC	731,000	7,255,993
Land Securities Group PLC	510,066	9,043,522
Max Property Group PLC* (b)	297,931	850,223
NewRiver Retail Ltd.	290,918	1,533,461
Quintain Estates & Development PLC*	1,761,400	2,667,797
Safestore Holdings PLC	795,000	2,966,027
St. Modwen Properties PLC	495,400	3,040,309
UNITE Group PLC	460,924	3,107,972
(Cost $41,448,801)		56,279,315
United States 49.7%
Acadia Realty Trust (REIT) (b)	142,289	3,996,898
Alexandria Real Estate Equities, Inc. (REIT)	119,680	9,291,955
American Campus Communities, Inc. (REIT)	183,406	7,013,445
American Realty Capital Properties, Inc. (REIT)	369,229	4,626,439
Apartment Investment & Management Co. "A" (REIT)	243,741	7,865,522
AvalonBay Communities, Inc. (REIT)	130,506	18,556,648
Boston Properties, Inc. (REIT)	171,067	20,216,698
Brandywine Realty Trust (REIT)	289,745	4,520,022
Chesapeake Lodging Trust (REIT)	139,326	4,211,825
CubeSmart (REIT)	392,259	7,186,185
DCT Industrial Trust, Inc. (REIT)	518,638	4,258,018
DDR Corp. (REIT)	389,271	6,862,848
DiamondRock Hospitality Co. (REIT)	441,825	5,664,197
Digital Realty Trust, Inc. (REIT) (b)	114,532	6,679,506
Douglas Emmett, Inc. (REIT)	420,467	11,865,579
Duke Realty Corp. (REIT)	774,149	14,058,546
Equity Residential (REIT)	307,508	19,373,004
Essex Property Trust, Inc. (REIT)	72,341	13,376,574
Extra Space Storage, Inc. (REIT)	119,598	6,368,593
Federal Realty Investment Trust (REIT) (b)	91,534	11,068,291
First Industrial Realty Trust, Inc. (REIT)	254,882	4,801,977
General Growth Properties, Inc. (REIT)	702,534	16,551,701
Glimcher Realty Trust (REIT) (b)	409,214	4,431,788
HCP, Inc. (REIT)	452,880	18,740,174
Health Care REIT, Inc. (REIT)	278,279	17,439,745
Healthcare Realty Trust, Inc. (REIT)	214,700	5,457,674
Home Properties, Inc. (REIT)	58,728	3,756,243
Host Hotels & Resorts, Inc. (REIT)	277,667	6,111,451
Kilroy Realty Corp. (REIT)	60,392	3,761,214
LaSalle Hotel Properties (REIT)	78,110	2,756,502
Lexington Realty Trust (REIT) (b)	706,691	7,780,668
Mack-Cali Realty Corp. (REIT)	68,203	1,465,000
National Retail Properties, Inc. (REIT) (b)	237,031	8,815,183
Post Properties, Inc. (REIT)	138,683	7,413,993
Prologis, Inc. (REIT)	250,257	10,283,060
Public Storage (REIT)	78,440	13,440,694
Regency Centers Corp. (REIT) (b)	137,911	7,678,884
Retail Properties of America, Inc. "A" (REIT)	346,160	5,323,941
RLJ Lodging Trust (REIT)	169,158	4,886,975
Senior Housing Properties Trust (REIT)	275,565	6,693,474
Simon Property Group, Inc. (REIT)	257,327	42,788,334
SL Green Realty Corp. (REIT)	109,999	12,034,991
Spirit Realty Capital, Inc. (REIT)	839,458	9,536,243
Strategic Hotels & Resorts, Inc. (REIT)*	492,864	5,771,437
Sunstone Hotel Investors, Inc. (REIT)	320,604	4,786,618
The Macerich Co. (REIT)	172,560	11,518,380
Ventas, Inc. (REIT)	196,119	12,571,228
Vornado Realty Trust (REIT)	148,071	15,803,618
(Cost $394,498,778)		459,461,983
Total Common Stocks (Cost $780,471,899)		913,642,036

Rights 0.0%
Finland
Citycon Oyj, Expiration Date 7/2/2014* (b) (Cost $0)	949,729	520

Warrants 0.0%
Hong Kong
Sun Hung Kai Properties Ltd., Expiration Date 4/22/2016* (Cost $0)	96,750	126,330

Securities Lending Collateral 5.8%
Daily Assets Fund Institutional, 0.08% (c) (d) (Cost $53,409,268)	53,409,268	53,409,268

Cash Equivalents 0.4%
Central Cash Management Fund, 0.06% (c) (Cost $3,460,859)	3,460,859	3,460,859

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $837,342,026)†	105.1	970,639,013
Other Assets and Liabilities, Net	(5.1)	(46,771,269)
Net Assets	100.0	923,867,744

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.

* Non-income producing security.

† The cost for federal income tax purposes was $872,992,810. At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $97,646,203. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $138,163,608 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $40,517,405.

(a) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $51,337,839, which is 5.6% of net assets.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$—	$57,284,246	$0	$57,284,246
Canada	33,337,081	—	—	33,337,081
Channel Islands	—	4,237,830	—	4,237,830
Finland	—	3,504,587	—	3,504,587
France	—	28,586,538	—	28,586,538
Germany	—	17,469,285	—	17,469,285
Hong Kong	—	64,697,264	—	64,697,264
Ireland	—	3,311,895	—	3,311,895
Italy	—	2,440,367	—	2,440,367
Japan	—	123,164,253	—	123,164,253
Luxembourg	—	5,133,767	—	5,133,767
Netherlands	—	4,927,701	—	4,927,701
Norway	—	4,400,377	—	4,400,377
Singapore	—	32,573,466	—	32,573,466
Spain	—	3,761,768	—	3,761,768
Sweden	—	3,933,952	—	3,933,952
Switzerland	—	5,136,361	—	5,136,361
United Kingdom	—	56,279,315	—	56,279,315
United States	459,461,983	—	—	459,461,983
Rights	520	—	—	520
Warrants	—	126,330	—	126,330
Short-Term Investments (e)	56,870,127	—	—	56,870,127
Total	$549,669,711	$420,969,302	$0	$970,639,013

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(e) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $780,471,899) — including $51,337,839 of securities loaned	$913,768,886
Investment in Daily Assets Fund Institutional (cost $53,409,268)*	53,409,268
Investment in Central Cash Management Fund (cost $3,460,859)	3,460,859
Total investments in securities, at value (cost $837,342,026)	970,639,013
Foreign currency, at value (cost $4,785,983)	4,796,655
Receivable for investments sold	7,354,654
Receivable for Fund shares sold	1,422,328
Dividends receivable	4,070,126
Interest receivable	17,614
Foreign taxes recoverable	87,574
Other assets	65,505
Total assets	988,453,469
Liabilities
Payable upon return of securities loaned	53,409,268
Payable for investments purchased	8,336,534
Payable for Fund shares redeemed	1,351,050
Accrued management fee	598,670
Accrued Trustees' fees	4,591
Other accrued expenses and payables	885,612
Total liabilities	64,585,725
Net assets, at value	$923,867,744
Net Assets Consist of
Accumulated distributions in excess of net investment income	(8,170,713)
Net unrealized appreciation (depreciation) on: Investments	133,296,987
Foreign currency	19,166
Accumulated net realized gain (loss)	(345,598,233)
Paid-in capital	1,144,320,537
Net assets, at value	$923,867,744

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2014 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($720,763,574 ÷ 80,496,099 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.95
Maximum offering price per share (100 ÷ 94.25 of $8.95)	$9.50
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($18,528,749 ÷ 2,066,425 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.97
Class S Net Asset Value, offering and redemption price(a) per share ($99,621,498 ÷ 11,101,002 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.97
Institutional Class Net Asset Value, offering and redemption price(a) per share ($84,953,923 ÷ 9,488,239 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.95

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2014 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,125,705)	$16,430,570
Interest	4,367
Income distributions — Central Cash Management Fund	1,151
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	160,364
Total income	16,596,452
Expenses: Management fee	4,327,006
Administration fee	435,514
Services to shareholders	593,299
Distribution and service fees	913,779
Custodian fee	110,320
Professional fees	54,670
Reports to shareholders	68,830
Registration fees	38,593
Trustees' fees and expenses	20,111
Other	26,375
Total expenses before expense reductions	6,588,497
Expense reductions	(871,028)
Total expenses after expense reductions	5,717,469
Net investment income	10,878,983
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	19,116,949
Foreign currency	90,721
19,207,670
Change in net unrealized appreciation (depreciation) on: Investments	66,166,429
Foreign currency	20,824
66,187,253
Net gain (loss)	85,394,923
Net increase (decrease) in net assets resulting from operations	$96,273,906

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations: Net investment income	$10,878,983	$15,142,285
Operations: Net investment income	$10,878,983	$15,142,285
Net realized gain (loss)	19,207,670	37,937,264
Change in net unrealized appreciation (depreciation)	66,187,253	(22,275,890)
Net increase (decrease) in net assets resulting from operations	96,273,906	30,803,659
Distributions to shareholders from: Net investment income: Class A	—	(22,772,319)
Class C	—	(467,982)
Class S	—	(3,926,726)
Institutional Class	—	(2,866,289)
Total distributions	—	(30,033,316)
Fund share transactions: Proceeds from shares sold	112,993,762	312,991,995
Reinvestment of distributions	—	28,546,125
Payments for shares redeemed	(122,110,638)	(380,025,411)
Redemption fees	604	8,563
Net increase (decrease) in net assets from Fund share transactions	(9,116,272)	(38,478,728)
Increase (decrease) in net assets	87,157,634	(37,708,385)
Net assets at beginning of period	836,710,110	874,418,495
Net assets at end of period (including accumulated distributions in excess of net investment income of $8,170,713 and $19,049,696, respectively)	$923,867,744	$836,710,110

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/14 (Unaudited)		2013		2012		2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$8.03		$8.09		$6.67		$7.51	$6.73		$5.38
Income (loss) from investment operations: Net investment incomea	.10		.13		.13		.10	.13		.13
Net realized and unrealized gain (loss)	.82		.10		1.77		(.70)	.99		1.84
Total from investment operations	.92		.23		1.90		(.60)	1.12		1.97
Less distributions from: Net investment income	—		(.29)		(.48)		(.24)	(.34)		(.62)
Redemption fee	.00	***	.00	***	.00	***	.00 ***	.00	***	.00	***
Net asset value, end of period	$8.95		$8.03		$8.09		$6.67	$7.51		$6.73
Total Return (%)b,c	11.46	**	2.92		28.68		(7.85)	17.16		36.71
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	721		649		626		549	500		371
Ratio of expenses before expense reductions (%)	1.55	*	1.55		1.56		1.58	1.67		1.75
Ratio of expenses after expense reductions (%)	1.35	*	1.35		1.36		1.38	1.47		1.44
Ratio of net investment income (%)	2.47	*	1.59		1.73		1.31	1.91		2.22
Portfolio turnover rate (%)	53	**	107		94		113	104		114
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended December 31,
Class C	Six Months Ended 6/30/14 (Unaudited)		2013		2012		2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$8.08		$8.13		$6.70		$7.54	$6.75		$5.40
Income (loss) from investment operations: Net investment incomea	.07		.07		.07		.04	.08		.10
Net realized and unrealized gain (loss)	.82		.11		1.78		(.70)	.99		1.81
Total from investment operations	.89		.18		1.85		(.66)	1.07		1.91
Less distributions from: Net investment income	—		(.23)		(.42)		(.18)	(.28)		(.56)
Redemption fee	.00	***	.00	***	.00	***	.00 ***	.00	***	.00	***
Net asset value, end of period	$8.97		$8.08		$8.13		$6.70	$7.54		$6.75
Total Return (%)b,c	11.01	**	2.08		27.66		(8.61)	16.19		35.68
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19		17		16		16	23		25
Ratio of expenses before expense reductions (%)	2.33	*	2.34		2.35		2.40	2.47		2.56
Ratio of expenses after expense reductions (%)	2.13	*	2.14		2.15		2.20	2.25		2.21
Ratio of net investment income (%)	1.70	*	.82		.94		.48	1.12		1.45
Portfolio turnover rate (%)	53	**	107		94		113	104		114
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended December 31,
Class S	Six Months Ended 6/30/14 (Unaudited)		2013		2012		2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$8.04		$8.11		$6.68		$7.49	$6.71		$5.37
Income (loss) from investment operations: Net investment incomea	.10		.15		.15		.11	.14		.14
Net realized and unrealized gain (loss)	.83		.09		1.78		(.68)	.99		1.84
Total from investment operations	.93		.24		1.93		(.57)	1.13		1.98
Less distributions from: Net investment income	—		(.31)		(.50)		(.24)	(.35)		(.64)
Redemption fee	.00	***	.00	***	.00	***	.00 ***	.00	***	.00	***
Net asset value, end of period	$8.97		$8.04		$8.11		$6.68	$7.49		$6.71
Total Return (%)b	11.57	**	3.01		29.10		(7.45)	17.20		37.13
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	100		101		90		41	118		96
Ratio of expenses before expense reductions (%)	1.37	*	1.36		1.37		1.60	1.86		1.83
Ratio of expenses after expense reductions (%)	1.17	*	1.16		1.17		1.13	1.35		1.29
Ratio of net investment income (%)	2.47	*	1.80		1.99		1.47	2.02		2.37
Portfolio turnover rate (%)	53	**	107		94		113	104		114
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended December 31,
Institutional Class	Six Months Ended 6/30/14 (Unaudited)		2013		2012		2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$8.02		$8.08		$6.66		$7.50	$6.72		$5.38
Income (loss) from investment operations: Net investment incomea	.12		.16		.16		.12	.17		.15
Net realized and unrealized gain (loss)	.81		.10		1.78		(.69)	.99		1.83
Total from investment operations	.93		.26		1.94		(.57)	1.16		1.98
Less distributions from: Net investment income	—		(.32)		(.52)		(.27)	(.38)		(.64)
Redemption fee	.00	***	.00	***	.00	***	.00 ***	.00	***	.00	***
Net asset value, end of period	$8.95		$8.02		$8.08		$6.66	$7.50		$6.72
Total Return (%)b	11.60	**	3.29		29.21		(7.48)	17.59		37.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	85		70		142		168	272		206
Ratio of expenses before expense reductions (%)	1.19	*	1.19		1.20		1.22	1.20		1.24
Ratio of expenses after expense reductions (%)	.99	*	.99		1.00		1.02	1.00		1.17
Ratio of net investment income (%)	2.98	*	1.93		2.07		1.62	2.37		2.49
Portfolio turnover rate (%)	53	**	107		94		113	104		114
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Global Real Estate Securities Fund (formerly DWS RREEF Global Real Estate Securities Fund) (the "Fund") is a diversified series of Deutsche Securities Trust (formerly DWS Securities Trust) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2013, the Fund had a net tax basis capital loss carryforward of approximately $340,123,000 of pre-enactment losses, including $29,879,000 inherited from its merger with an affiliated fund, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2016 ($89,978,000) and December 31, 2017 ($250,145,000), the respective expiration dates, whichever occurs first, subject to certain limitations under Sections 381–384 of the Internal Revenue Code.

In addition, from November 1, 2013 through December 31, 2013, the Fund elects to defer qualified late year losses of approximately $2,906,000 of net short-term realized capital losses and $5,495,000 of net ordinary losses and treat them as arising in the fiscal year ending December 31, 2014.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in passive foreign investment companies, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. With respect to the Fund's investment in passive foreign investment companies, for U.S. tax purposes, such investments may, among other things, cause the Fund to recognize and distribute taxable income without a corresponding receipt of cash as a result of recognizing certain unrealized gains at year end as ordinary income that would have otherwise been treated as capital gain upon disposition. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a United States Real Estate Investment Trust ("U.S. REIT") investment based on information provided by the U.S. REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a U.S. REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from U.S. REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends received on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. With respect to the distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, such amounts are included in dividend income without any recharacterization.

Other. Investment transactions are accounted for on the trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2014, purchases and sales of investment securities (excluding short-term investments) aggregated $459,522,563 and $457,383,863, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

Under the Investment Management Agreement, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund's average daily net assets	1.000%
Next $500 million of such net assets	.985%
Next $1 billion of such net assets	.960%
Over $2 billion of such net assets	.945%

RREEF America L.L.C. ("RREEF"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund's portfolio have been delegated to RREEF. DIMA compensates RREEF out of the management fee it receives from the Fund.

Pursuant to investment subadvisory agreements between RREEF and each of Deutsche Alternatives Asset Management (Global) Limited and Deutsche Investments Australia Limited (the "sub-subadvisor"), these entities act as sub-subadvisors to the Fund. The Fund's sub-subadvisors are indirect, wholly owned subsidiaries of Deutsche Bank AG. Under the supervision of the Board of Trustees, DIMA and RREEF, the sub-subadvisors manage the Fund's investments in specific foreign markets. RREEF pays a fee to each sub-subadvisor pursuant to the investment subadvisory agreement between RREEF and each sub-subadvisor.

Accordingly, for the six months ended June 30, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursements) of 0.99% of the Fund's average daily net assets.

For the period from January 1, 2014 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.45%
Class C	2.20%
Class S	1.30%
Institutional Class	1.20%

For the period from January 1, 2014 through September 30, 2014, the Advisor has contractually agreed to waive a portion of its management fee in the amount of 0.20% of the Fund's average daily net assets.

For the six months ended June 30, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$676,387
Class C	17,117
Class S	98,861
Institutional Class	78,663
$871,028

Administration Fee. Pursuant to an Administration Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administration Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was $435,514, of which $75,478 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2014, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2014
Class A	$18,843	$12,267
Class C	2,650	1,907
Class S	22,712	13,502
Institutional Class	1,206	599
	$45,411	$28,275

Distribution and Service Fees. Under the Fund's Class C 12b-1 Plan, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended June 30, 2014, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at June 30, 2014
Class C	$64,184	$11,203

In addition, DDI provides information and administration services for a fee ("Service Fee") to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2014, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at June 30, 2014	Annualized Rate
Class A	$828,240	$295,070	.24%
Class C	21,355	7,733	.25%
	$849,595	$302,803

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2014 aggregated $1,961.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on a rate of 1% for Class C of the value of the shares redeemed. For the six months ended June 30, 2014, the CDSC for Class C shares aggregated $633. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2014, DDI received $262 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $8,566, of which $5,121 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2014.

E. Real Estate Concentration Risk

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting real estate securities, including REITs, will have a significant impact on the fund's performance. In particular, real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liability or losses owing to environmental problems, falling rents (whether owing to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	8,586,620	$71,590,881	29,726,867	$248,265,226
Class C	244,127	2,062,904	588,897	4,996,247
Class S	2,482,419	20,592,209	5,072,873	42,845,506
Institutional Class	2,280,123	18,747,768	2,033,737	16,885,016
		$112,993,762		$312,991,995
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	2,870,140	$22,722,407
Class C	—	—	52,559	418,453
Class S	—	—	370,977	2,941,090
Institutional Class	—	—	311,668	2,464,175
		$—		$28,546,125
Shares redeemed
Class A	(8,812,265)	$(73,902,274)	(29,232,355)	$(248,494,386)
Class C	(266,471)	(2,214,001)	(557,016)	(4,679,597)
Class S	(3,991,743)	(33,090,761)	(3,922,308)	(32,764,034)
Institutional Class	(1,504,707)	(12,903,602)	(11,232,950)	(94,087,394)
		$(122,110,638)		$(380,025,411)
Redemption fees		$604		$8,563
Net increase (decrease)
Class A	(225,645)	$(2,310,998)	3,364,652	$22,499,319
Class C	(22,344)	(151,097)	84,440	735,455
Class S	(1,509,324)	(12,498,343)	1,521,542	13,024,701
Institutional Class	775,416	5,844,166	(8,887,545)	(74,738,203)
		$(9,116,272)		$(38,478,728)

G. Fund Name Change

Effective August 11, 2014, the "DWS Funds" were rebranded "Deutsche Funds."

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014 to June 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2014 (Unaudited)
Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 1/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,114.60	$1,110.10	$1,115.70	$1,116.00
Expenses Paid per $1,000*	$7.08	$11.14	$6.14	$5.19
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 1/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,018.10	$1,014.23	$1,018.99	$1,019.89
Expenses Paid per $1,000*	$6.76	$10.64	$5.86	$4.96

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
Deutsche Global Real Estate Securities Fund	1.35%	2.13%	1.17%	.99%

For more information, please refer to the Fund's prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS RREEF Global Real Estate Securities Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA"), the sub-advisory agreement (the "Sub-Advisory Agreement") between DIMA and RREEF America L.L.C. ("RREEF"), an affiliate of DIMA, and the sub-sub-advisory agreements (the "Sub-Sub-Advisory Agreements," and together with the Agreement and the Sub-Advisory Agreement, the "Agreements") between RREEF and each of Deutsche Alternatives Asset Management (Global) Limited and Deutsche Investments Australia Limited (collectively, the "Sub-Sub-Advisors"), all affiliates of DIMA, in September 2013.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2013, all of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA, RREEF and the Sub-Sub-Advisors are part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's, RREEF's and the Sub-Sub-Advisors' personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA, RREEF and the Sub-Sub-Advisors provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for each of the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund had approximately the same performance as its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2012.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, sub-advisory and sub-sub-advisory fee schedules, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were higher than the median (4th quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). With respect to the sub-advisory and sub-sub-advisory fees paid to RREEF and the Sub-Sub-Advisors, the Board noted that the fees are paid by DIMA and RREEF, respectively, out of their fees and not directly by the Fund. The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

The Board noted that, in connection with the 2013 contract renewal process, DIMA agreed to waive a portion (0.20%) of the Fund's management fee through September 30, 2014.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA, RREEF and the Sub-Sub-Advisors.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. RREEF America L.L.C. ("RREEF"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for the fund.
Pursuant to agreements between RREEF and Deutsche Alternatives Asset Management (Global) Limited and Deutsche Investments Australia Limited (the "sub-subadvisors"), these entities act as sub-subadvisors to the fund. The sub-subadvisors, which are indirect, wholly owned subsidiaries of Deutsche Bank AG, act under the supervision of the Board, DIMA and RREEF. RREEF allocates, and reallocates as it deems appropriate, the fund's assets among the sub-subadvisors.
Deutsche Alternatives Asset Management (Global) Limited evaluates stock selections for the European portion of the fund's portfolio. Deutsche Investments Australia Limited evaluates stock selections for the Asian and Australian portions of the fund's portfolio.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	RRGAX	RRGCX	RRGTX	RRGIX
CUSIP Number	25159L 109	25159L 208	25159L 307	25159L 406
Fund Number	456	756	2365	811

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DRGRESF-3
(R-028292-3 8/14)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Real Estate Securities Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 29, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 29, 2014